Note 12 - Discontinued Operations (Tables)	9 Months Ended
Dec. 31, 2022
Notes Tables
Disposal Groups, Including Discontinued Operations [Table Text Block]
	December 31,	March 31,
	2022	2022
Cash	$7,700	$-
Accounts receivable	10,332	-
Inventory	82,090	-
Prepaid expenses	13,927	-
	$114,049	$—
	December 31,	March 31,
	2022	2022
Other assets	$10,000	$-
Property and equipment, net	6,913	-
	$16,913	$—
	December 31,	March 31,
	2022	2022
Accounts payable and accrued expenses	$202,129	$-
Current portion of long-term debt	111,971	-
	$314,100	$-
	December 31,	March 31,
	2022	2022
Long-term debt	$150,000	$-

	$150,000	$-
	2022	2021
Revenue	$26,895	$-
Operating expenses	175,413	-
Other (income) loss	7,530	-
Net loss from discontinued operations	$(156,048)	$-
	2022	2021
Revenue	$20,895	$-
Operating expenses	121,806	-
Other (income) loss	5,666	-
Net loss from discontinued operations	$(106,577)	$-